Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,735)	[1]	$ 1,777
Changes in operating assets and liabilities:
Accounts receivable	3,374		(5,192)
Prepayments and other current assets	(20)		0
Accounts payable	(2,316)		0
Payroll liabilities	(6,478)		98
Sales tax payable	(62)		(62)
NET CASH USED IN OPERATING ACTIVITIES	(15,237)		(3,379)
CASH FLOWS FROM FINANCING ACTIVITIES:
S Corp. stockholder's capital distribution	(1,608)
Proceeds from sale of common stock	33,020		0
NET CASH PROVIDED BY FINANCING ACTIVITIES	31,412		0
NET CHANGE IN CASH	16,175		(3,379)
Cash at beginning of year	6,244		9,623
Cash at end of year	22,419		6,244
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0		0
Income tax paid	$ 0		$ 0

[1]	Net income for the period from Aprl 1, 2011 through January 30, 2012 was $3,301; Additional Net income (loss) for the period from April 1, 2011 to March 31, 2012 was $(13,036)